Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 205.5	$ 234.2
Finished goods	338.5	381.4
Total inventories	$ 544.0	$ 615.6